UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-3493

                         Series Identifier: S000009768
                          Class Identifier: C000026832

                        American Federation of Labor and
                      Congress of Industrial Organizations
                            Housing Investment Trust
               (Exact name of registrant as specified in charter)

             1717 K Street, N.W., Suite 707, Washington, D.C. 20036
               (Address of principal executive offices) (Zip code)

                                 Kenneth G. Lore
                              Bingham McCutchen LLP
             3000 K Street, N.W., Suite 300, Washington, D.C. 20007
                     (Name and address of agent for service)

                                 (202) 331-8055
              (Registrant's telephone number, including area code)

Date of fiscal year end: December 31
Date of reporting period: March 31, 2006

Item 1. Schedule of Investments.

Schedule of Portfolio Investments

March 31, 2006  (Dollars in thousands; unaudited)

FHA Permanent Securities (4.4% of net assets)

                   Interest Rate           Maturity Dates          Face Amount       Amortized Cost          Value
-------------------------------------------------------------------------------------------------------------------
Single Family

                           7.75%        Jul-2021-Aug-2021                 $ 37                 $ 37           $ 37
                           8.00%                 Jul-2021                   34                   34             34
-------------------------------------------------------------------------------------------------------------------
                                                                            71                   71             71
-------------------------------------------------------------------------------------------------------------------

Multifamily(1)

                           5.25%                 Mar-2024                5,250                5,282          5,075
                           5.60%                 Jun-2038                2,903                2,908          2,878
                           5.62%                 Jun-2014                  781                  782            771
                           5.65%                 Oct-2038                2,225                2,298          2,200
                           5.87%                 Jun-2044                1,978                1,979          1,995
                           6.02%                 Jun-2035                7,243                7,245          7,366
                           6.66%                 May-2040                5,786                5,788          5,921
                           6.70%                 Dec-2042                6,039                6,040          6,309
                           6.75%        Feb-2039-Jul-2040                6,512                6,482          6,881
                           6.88%                 Apr-2031               28,907               28,593         30,037
                           7.00%                 Jun-2039                6,067                6,110          6,234
                           7.05%                 Jul-2043                5,349                5,349          5,724
                           7.13%                 Mar-2040                7,930                7,904          8,597
                           7.20%        Dec-2033-Oct-2039               10,144               10,147         10,970
                           7.50%                 Sep-2032                1,640                1,644          1,837
                           7.70%                 Oct-2039               12,154               12,095         12,645
                           7.75%                 Oct-2038                1,402                1,395          1,436
                           7.88%        Nov-2036-Jul-2038                9,112                9,114          9,112
                           7.93%                 Apr-2042                2,905                2,905          3,337
                           8.15%                 Mar-2037                1,198                1,315          1,277
                           8.27%                 Jun-2042                2,540                2,540          2,835
                           8.38%                 Feb-2007                  273                  281            276
                           8.40%                 Apr-2012                  758                  758            761
                           8.75%        Jul-2036-Aug-2036               11,880               11,834         11,888
                           8.80%                 Oct-2032                5,377                5,377          5,377
                           8.88%                 May-2036                2,411                2,378          2,421
-------------------------------------------------------------------------------------------------------------------
                                                                       148,764              148,543        154,160
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                Total FHA Permanent Securities                       $ 148,835            $ 148,614      $ 154,231
===================================================================================================================

Schedule of Portfolio Investments

March 31, 2006  (Dollars in thousands; unaudited)

FHA Construction Securities and Commitments (0.5% of net assets)

                     Interest Rates(2)                               Commitment
                    Permanent       Construction    Maturity Date       Amount     Face Amount    Amortized Cost     Value
-----------------------------------------------------------------------------------------------------------------------------
Multifamily(1)

                      5.35%             5.35%            Mar-2047      $  8,050      $  8,050         $  8,060      $  7,837
                      5.55%             5.55%            May-2042         8,950         8,950            8,954         8,848
-----------------------------------------------------------------------------------------------------------------------------
             Total FHA Construction Securities and Commitments         $ 17,000      $ 17,000         $ 17,014      $ 16,685
=============================================================================================================================

Schedule of Portfolio Investments

March 31, 2006  (Dollars in thousands; unaudited)

Ginnie Mae Securities and Commitments (27.6% of net assets)

                                                             Commitment
                 Interest Rate        Maturity Dates            Amount         Face Amount       Amortized Cost      Value
-----------------------------------------------------------------------------------------------------------------------------
Single Family

                     3.75%                   Dec-2033         $                  $ 17,772            $ 17,687       $ 17,357
                     4.00%          Feb-2033-Aug-2033                              10,506              10,580         10,509
                     4.13%          Nov-2032-Oct-2033                              14,555              14,692         14,565
                     5.50%          Jan-2033-Aug-2033                              12,519              12,664         12,414
                     6.00%          Jan-2032-Jun-2033                               6,356               6,582          6,446
                     6.50%          Jul-2028-Jun-2032                               5,335               5,513          5,549
                     7.00%          Nov-2016-Jan-2030                               9,701               9,935         10,091
                     7.50%          Apr-2013-Aug-2030                               9,827              10,061         10,251
                     8.00%          Nov-2009-Nov-2030                               4,305               4,410          4,542
                     8.50%          Nov-2009-Aug-2027                               3,560               3,641          3,783
                     9.00%          May-2016-Jun-2025                               1,021               1,048          1,099
                     9.50%          Sep-2021-Sep-2030                                 304                 309            338
                    10.00%                   Jun-2019                                   1                   1              1
                    13.00%                   Jul-2014                                   1                   1              1
                    13.25%                   Dec-2014                                   1                   1              1
-----------------------------------------------------------------------------------------------------------------------------
                                                                                   95,764              97,125         96,947
-----------------------------------------------------------------------------------------------------------------------------

Multifamily(1)

                     2.91%                   Aug-2020                               6,764               6,759          6,424
                     3.53%                   Jan-2032                               1,456               1,388          1,381
                     3.61%                   May-2018                              19,662              19,275         18,943
                     3.62%                   May-2017                              11,346              10,975         10,893
                     3.65%          Sep-2017-Oct-2027                              21,186              20,959         20,238
                     4.00%                   Oct-2033                               3,973               3,850          3,833
                     4.25%                   Feb-2031                               6,000               5,969          5,738
                     4.26%                   Jul-2029                               3,000               2,992          2,842
                     4.43%          Apr-2034-Jun-2034                             105,600             103,503         97,219
                     4.49%                   Apr-2023                               8,531               8,531          8,184
                     4.57%                   Sep-2027                              10,000               9,999          9,594
                     4.59%                   May-2033                              16,300              16,290         15,832
                     4.65%                   Mar-2026                                 464                 462            456
                     4.66%                   Dec-2030                              23,617              23,552         22,522
                     4.70%                   Dec-2024                              13,310              12,989         12,896
                     4.71%                   May-2025                              33,294              33,287         32,068
                     4.78%                   Apr-2034                              29,338              30,707         28,592
                     4.88%                   Mar-2036                              10,000              10,010          9,568
                     4.92%                   May-2034                              40,000              40,050         38,290
                     4.95%                   Dec-2044                              11,027              11,226         10,771
                     5.00%                   Dec-2033                               5,384               5,446          5,240
                     5.05%                   Nov-2028                              32,000              32,110         31,533
                     5.12%                   Feb-2037                              10,000              10,188          9,639
                     5.13%                   Jul-2024                               5,000               5,081          4,934
                     5.15%                   Jun-2023                              36,131              36,925         35,206
                     5.18%                   Dec-2044                               5,936               5,968          5,889
                     5.19%                   Oct-2045                              11,839              11,900         11,729
                     5.21%                   Jan-2045                               5,783               5,785          5,656
                     5.25%          Sep-2028-Oct-2044                              41,407              41,449         40,983
                     5.30%                   Apr-2039                              54,999              54,089         53,912
                     5.32%                   Aug-2030                              35,000              34,847         34,592
                     5.35%                   Nov-2044                               8,722               8,724          8,751
                     5.40%                   Nov-2015                              11,419              11,465         11,400
                     5.50%          Sep-2023-Jul-2033                              37,814              39,697         37,719
                     5.55%          May-2026-Mar-2045                              34,221              34,405         34,289
                     5.58%                   May-2031                              80,582              82,542         80,221
                     5.60%                   Nov-2036                               4,337               4,235          4,445
                     5.68%                   Jul-2027                               5,152               5,329          5,174
                     5.71%                   Jan-2045                               7,394               7,394          7,500
                     5.75%                   Sep-2045                               9,495               9,398          9,793
                     5.88%                   Mar-2024                              11,001              11,002         11,049
                     5.89%                   Oct-2023                               9,076               9,559          9,126
                     6.00%                   Jan-2046                               3,686               3,688          3,822
                     6.11%                   Nov-2021                                 761                 761            764
                     6.26%                   Apr-2027                              10,000              10,799         10,270
                     6.41%                   Aug-2023                               3,464               3,464          3,556
                     7.00%                   Jun-2043                              28,681              28,681         30,769
                     8.75%                   Dec-2026                               4,008               4,008          4,026
-----------------------------------------------------------------------------------------------------------------------------
                                                                                  888,160             891,712        868,271
-----------------------------------------------------------------------------------------------------------------------------

Forward Commitments(1)

                     4.97%                   Dec-2035            6,125                 --                  31           (128)
                     5.25%                   Jul-2036            8,173                 --                  61            (51)
                     5.38%                   Jul-2024              510                 --                  16              4
                     5.55%                   Jun-2046            4,149                 --                  --             64
                     5.75%                   Jul-2037            3,360                 --                  --            (35)
                     5.84%                   May-2041           12,192                 --                 663            462
                     5.85%                   Dec-2037            3,250                 --                  --            (53)
                     7.50%                   Dec-2043           23,300                 --                  93            233
-----------------------------------------------------------------------------------------------------------------------------
                                                                61,059                 --                 864            496
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
         Total Ginnie Mae Securities and Commitments          $ 61,059          $ 983,924           $ 989,701      $ 965,714
=============================================================================================================================

Schedule of Portfolio Investments

March 31, 2006  (Dollars in thousands; unaudited)

Ginnie Mae Construction Securities and Commitments (8.6% of net assets)

                        Interest Rates(2)                               Commitment
                    Permanent    Construction        Maturity Date        Amount         Face Amount   Amortized Cost      Value
----------------------------------------------------------------------------------------------------------------------------------
Multifamily(1)

                   4.70%           4.70%                  Jan-2047 (3)      $ 6,035         $ 6,035         $ 6,035       $ 5,760
                   4.74%           4.74%                  Feb-2045 (3)        6,418           4,471           4,276         4,140
                   4.82%           4.82%                  Jul-2046 (3)        6,300           6,300           6,304         6,032
                   4.83%           4.83%                  May-2046 (3)        5,650           5,650           5,650         5,419
                   4.88%           4.88%                  Jun-2045           35,000          31,798          31,979        30,241
                   4.89%           4.89%                  Dec-2044 (3)       10,440          10,440          10,471        10,082
                   4.94%           4.94%                  May-2046 (3)        4,000           4,000           4,005         3,865
                   5.10%           2.25%                  Sep-2045 (3)        7,230           7,230           7,243         7,007
                   5.10%           5.10%                  Oct-2046           25,363          20,532          20,666        20,241
                   5.20%           5.20%                  Apr-2047           26,236          12,606          12,871        11,935
                   5.21%           5.21%                  Jan-2047 (3)       16,188           4,460           4,330         4,104
                   5.25%           5.95%                  Feb-2031           42,100          37,169          37,067        36,215
                   5.34%           5.34%                  Mar-2046 (3)       11,340           8,468           8,485         8,324
                   5.35%           5.35%                  Mar-2046           10,800           9,742           9,917         9,622
                   5.46%           5.46%                  Feb-2047            3,165              25              46            35
                   5.51%           5.51%                  Apr-2046           27,944          24,819          25,474        25,204
                   5.62%           5.62%                  Mar-2046            8,200           6,900           7,129         7,113
                   5.75%           5.75%                  Aug-2046           18,424          16,602          16,618        17,002
                   5.85%           5.85%                  Nov-2045            2,091           1,974           1,976         2,027
                   6.22%           5.75%                  Aug-2035           14,599          11,727          11,737        12,392
                   6.60%           6.60%                  May-2043           17,793          16,296          15,889        17,268
                   7.75%           7.25%                  Aug-2035           51,779          51,779          51,533        56,958
----------------------------------------------------------------------------------------------------------------------------------
                                                                            357,095         299,023         299,701       300,986
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
               Total Ginnie Mae Construction Securities and Comitments    $ 357,095       $ 299,023       $ 299,701     $ 300,986
==================================================================================================================================

Schedule of Portfolio Investments

March 31, 2006  (Dollars in thousands; unaudited)

Fannie Mae Securities and Commitments  (34.8 % of net assets)


              Interest Rate               Maturity Dates                 Face Amount           Amortized Cost            Value
--------------------------------------------------------------------------------------------------------------------------------
Single Family

                  3.97%                          Aug-2033                   $ 1,807                $ 1,802              $ 1,764
                  4.00%                          Jul-2033                    13,729                 13,828               13,440
                  4.05%                          Jul-2033                     7,148                  7,087                6,999
                  4.27%                          May-2033                     7,500                  7,549                7,386
                  4.28%                          Aug-2033                     6,089                  6,075                5,987
                  4.30%                          Aug-2033                    19,991                 19,929               19,676
                  4.50%                 Jun-2018-Feb-2019                    16,507                 16,787               15,800
                  4.55%                          Nov-2033                    18,149                 18,160               17,930
                  4.59%                          Aug-2034                       994                  1,001                  978
                  4.92%                          Apr-2036                    15,000                 14,986               15,002
                  5.00%                 Jul-2018-Jul-2035                    90,546                 90,469               87,204
                  5.50%                 Jul-2017-Aug-2035                   191,625                194,650              187,742
                  6.00%                 Apr-2016-Jan-2036                   194,921                198,371              195,198
                  6.50%                 Nov-2016-Jan-2036                    51,578                 52,720               52,672
                  7.00%                 Nov-2013-May-2032                     9,644                  9,767                9,933
                  7.50%                 Nov-2016-Sep-2031                     3,483                  3,461                3,635
                  8.00%                 Jan-2007-May-2031                     2,316                  2,350                2,404
                  8.50%                 Nov-2009-Apr-2031                     1,652                  1,683                1,732
                  9.00%                 Jul-2009-May-2025                       521                    525                  551
--------------------------------------------------------------------------------------------------------------------------------
                                                                            653,200                661,200              646,033
--------------------------------------------------------------------------------------------------------------------------------

Multifamily(1)
                  4.10%                          Jun-2027                     9,498                  9,281                9,085
                  4.48%                          Oct-2031                    24,193                 24,200               23,610
                  4.66%                 Jul-2021-Sep-2033                     8,757                  8,891                8,272
                  4.67%                          Aug-2033                     9,600                  9,582                9,015
                  4.99%                 Mar-2021-Aug-2021                    42,395                 42,372               40,409
                  5.15%                          Oct-2022                     4,831                  4,876                4,735
                  5.19%                          Mar-2021                     5,500                  5,500                5,370
                  5.23%                 Mar-2018-Apr-2021                     4,846                  4,993                4,765
                  5.24%                 Dec-2012-Mar-2021                    12,833                 12,837               12,623
                  5.29%                          Apr-2015                     1,173                  1,161                1,167
                  5.30%                          Oct-2014                       885                    909                  882
                  5.35%                          Dec-2012                     5,831                  5,840                5,838
                  5.36%                          Feb-2016                     5,000                  5,021                4,957
                  5.43%                 Nov-2013-May-2021                     4,908                  4,997                4,908
                  5.45%                          May-2033                     3,306                  3,352                3,241
                  5.52%                          Jan-2007                     2,400                  2,400                2,401
                  5.58%                          Jan-2021                     3,792                  3,839                3,811
                  5.60%                 Feb-2018-Jan-2024                    13,081                 13,081               13,185
                  5.70%                          Mar-2009                     5,657                  5,946                5,721
                  5.80%                          Jan-2033                     5,261                  5,347                5,335
                  5.80%                          May-2018 (4)                11,378                 10,983               11,213
                  5.85%                          Oct-2008                       950                    984                  952
                  5.86%                          Dec-2016                       436                    441                  447
                  5.88%                          Nov-2027                     3,428                  3,500                3,495
                  5.89%                 Nov-2008-Mar-2009                     8,690                  9,054                8,798
                  5.92%                          Dec-2016                       434                    441                  444
                  5.96%                          Jan-2029                       497                    508                  507
                  6.03%                          Jun-2017                     1,944                  2,099                2,026
                  6.06%                          Jul-2034                    10,797                 11,282               11,077
                  6.10%                          Apr-2011                     2,827                  2,998                2,921
                  6.13%                          Dec-2016                     3,762                  4,087                3,946
                  6.14%                          Sep-2033                       327                    353                  341
                  6.15%                          Oct-2032                     3,770                  3,879                3,910
                  6.16%                          Aug-2013                    12,410                 13,342               12,548
                  6.19%                          Jul-2013                     5,000                  5,380                5,193
                  6.22%                 Aug-2032-Jul-2034                    11,250                 12,070               11,698
                  6.23%                          Sep-2034                     1,573                  1,678                1,637
                  6.27%                          Jan-2012                     2,156                  2,189                2,254
                  6.28%                          Nov-2028                     3,525                  3,826                3,682
                  6.34%                          Feb-2008                       768                    783                  778
                  6.35%                 Jun-2020-Aug-2032                    29,068                 30,513               30,081
                  6.39%                          Apr-2019                     1,049                  1,133                1,115
                  6.41%                          Aug-2013                     1,986                  2,121                2,024
                  6.42%                          Apr-2011                     1,419                  1,506                1,449
                  6.44%                 Apr-2014-Dec-2018                    47,852                 48,467               51,715
                  6.50%                 May-2008-Jun-2016                     8,010                  8,221                8,254
                  6.52%                 Jul-2008-May-2029                     7,397                  8,116                7,842
                  6.53%                          May-2030                     5,282                  5,296                5,293
                  6.63%                 Jun-2014-Apr-2019                     4,888                  4,914                5,194
                  6.65%                 Aug-2007-Aug-2011                     2,082                  2,247                2,188
                  6.70%                          Jan-2011                     2,521                  2,680                2,580
                  6.74%                          Aug-2007                    13,450                 14,196               13,540
                  6.79%                          Aug-2009                     7,324                  7,323                7,638
                  6.80%                          Jul-2016                       966                    966                1,031
                  6.85%                          Aug-2014                    45,371                 45,364               49,569
                  6.88%                          Feb-2028                     5,132                  5,735                5,461
                  6.92%                          Jun-2007                     2,836                  2,895                2,849
                  7.00%                          Jun-2018                     4,359                  4,359                4,693
                  7.01%                          Apr-2031                     3,581                  3,619                3,901
                  7.07%                          Feb-2031                    18,087                 18,489               19,765
                  7.16%                          Jan-2022                       154                    160                  154
                  7.18%                          Aug-2016                       594                    594                  644
                  7.20%                 Apr-2010-Aug-2029                     9,701                  9,441               10,456
                  7.25%                 Nov-2011-Jul-2012                     9,089                  9,089                9,419
                  7.26%                          Dec-2018                    14,154                 15,607               15,519
                  7.40%                          Aug-2010                     1,209                  1,276                1,299
                  7.46%                          Aug-2029                     9,842                 11,239               10,858
                  7.50%                          Dec-2014                     1,953                  1,956                2,123
                  7.53%                          Feb-2024                     9,207                 10,325                9,396
                  7.71%                          Feb-2010                     9,418                  9,507                9,606
                  7.75%                 Dec-2012-Dec-2024                     4,178                  4,181                4,579
                  8.00%                 Nov-2019-May-2020                     5,996                  5,978                6,020
                  8.13%                 Sep-2012-Aug-2020                     9,272                  9,247                9,496
                  8.38%                          Jan-2022                       978                    980                  997
                  8.40%                          Jul-2023                       534                    524                  612
                  8.50%                 Sep-2006-Sep-2026                     5,848                  6,294                6,587
                  8.63%                          Sep-2028                     6,893                  6,893                7,930
                  9.13%                          Sep-2015                     3,081                  3,067                3,098
--------------------------------------------------------------------------------------------------------------------------------
                                                                            574,430                588,820              592,172
--------------------------------------------------------------------------------------------------------------------------------

TBA(5)

                  5.00%                          Mar-2036                   (20,000)               (19,180)             (19,044)
--------------------------------------------------------------------------------------------------------------------------------
                                                                            (20,000)               (19,180)             (19,044)
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                   Total Fannie Mae Securities and Comitments           $ 1,207,630            $ 1,230,840          $ 1,219,161
================================================================================================================================

Schedule of Portfolio Investments

March 31, 2006  (Dollars in thousands; unaudited)

Freddie Mac Securities (13.7% of net assets)

                    Interest Rate            Maturity Dates       Face Amount       Amortized Cost           Value
-------------------------------------------------------------------------------------------------------------------
Single Family

                            4.00%                  Oct-2033         $  12,146            $  11,971       $  11,820
                            4.24%                  Jun-2033             4,734                4,715           4,639
                            4.37%                  Jul-2035             3,204                3,190           3,143
                            4.50%         Aug-2018-Feb-2019            25,964               26,069          24,824
                            4.83%                  Dec-2035            38,451               38,427          38,421
                            4.84%                  Feb-2036            15,000               15,000          14,987
                            5.00%         Jan-2019-Jul-2035            52,790               53,382          51,291
                            5.07%                  Apr-2035             3,162                3,162           3,143
                            5.50%         Oct-2017-Jan-2035            49,778               50,839          48,922
                            6.00%         Dec-2006-Dec-2035           217,755              222,773         218,024
                            6.50%         Feb-2007-Nov-2035            46,769               47,865          47,753
                            7.00%         Mar-2011-Mar-2030             3,408                3,378           3,490
                            7.50%         Jul-2010-Apr-2031             3,354                3,317           3,467
                            8.00%         May-2008-Feb-2030             1,656                1,657           1,709
                            8.50%         Jun-2010-Jan-2025             1,102                1,112           1,155
                            9.00%         Sep-2010-Mar-2025               331                  334             349
-------------------------------------------------------------------------------------------------------------------
                                                                      479,604              487,191         477,137
-------------------------------------------------------------------------------------------------------------------

Multifamily(1)

                            8.00%                  Feb-2009             3,292                3,286           3,305
-------------------------------------------------------------------------------------------------------------------
                                                                        3,292                3,286           3,305
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                  Total Freddie Mac Securities      $ 482,896            $ 490,477       $ 480,442
===================================================================================================================

Schedule of Portfolio Investments

March 31, 2006  (Dollars in thousands; unaudited)

Commercial Mortgage-Backed Securities (0.4% of net assets)

                              Interest Rate     Maturity Dates      Face Amount        Amortized Cost       Value
-------------------------------------------------------------------------------------------------------------------
                                   5.61%           Feb-2039           $ 15,000            $ 15,147        $ 14,971
-------------------------------------------------------------------------------------------------------------------
 Total Commercial Mortgage-Backed Securities                          $ 15,000            $ 15,147        $ 14,971
===================================================================================================================

Schedule of Portfolio Investments

March 31, 2006  (Dollars in thousands; unaudited)

Government-Sponsored Enterprise Securities (4.7% of net assets)

Issuer                 Interest Rate              Maturity Date           Face Amount        Amortized Cost        Value
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae                 4.63%                         Dec-2008           $  70,000           $ 69,798         $  69,190
Fannie Mae                 6.00%                Feb-2020-Mar-2025              98,660             99,217            96,273
---------------------------------------------------------------------------------------------------------------------------
Total Government-Sponsored Enterprise Securities                            $ 168,660           $ 169,015        $ 165,463
===========================================================================================================================

Schedule of Portfolio Investments

March 31, 2006  (Dollars in thousands; unaudited)

United States Treasury Securities (0.8% of net assets)

                       Interest Rate     Maturity Dates              Face Amount       Amortized Cost         Value
---------------------------------------------------------------------------------------------------------------------
                           4.50%       Nov-2015-Feb-2016              $ 30,000            $ 29,920          $ 29,120
---------------------------------------------------------------------------------------------------------------------
               Total United States Treasury Securities                $ 30,000            $ 29,920          $ 29,120
=====================================================================================================================

Schedule of Portfolio Investments

March 31, 2006  (Dollars in thousands; unaudited)

State Housing Finance Agency Securities (0.2% of net assets)

               Issuer                           Interest Rate        Maturity Date     Face Amount      Amortized Cost      Value
------------------------------------------------------------------------------------------------------------------------------------
Multifamily(1)

               MA Housing Finance Agency            5.92%               Dec-2037          $ 6,710            $ 6,710        $ 6,675
               MA Housing Finance Agency            8.63%               Jan-2013              310                314            333
------------------------------------------------------------------------------------------------------------------------------------
               Total State Housing Finance Agency Securities                              $ 7,020            $ 7,024        $ 7,008
====================================================================================================================================

Schedule of Portfolio Investments

March 31, 2006  (Dollars in thousands; unaudited)

Other Mutifamily Investments and Commitments (2.9% of net assets)

                   Interest Rates(2)                                   Commitment
               Permanent     Construction        Maturity Dates           Amount      Face Amount   Amortized Cost     Value
-------------------------------------------------------------------------------------------------------------------------------
Multifamily Construction/Permanent Mortgages

                      5.54%          5.30%              Jul-2017 (6)     $ 62,016       $ 51,104        $ 51,169      $ 50,899
                      7.63%            N/A              Jan-2011              813            433             433           445
                      8.63%            N/A              Apr-2025            1,469          1,289           1,289         1,289
                      9.50%            N/A              Apr-2024              760            683             683           683
                      9.75%            N/A              Nov-2018            1,524          1,191           1,191         1,191
-------------------------------------------------------------------------------------------------------------------------------
                                                                           66,582         54,700          54,765        54,507
-------------------------------------------------------------------------------------------------------------------------------

Privately Insured Construction/Permanent Mortgages(7)

                      5.40%          5.40%              Mar-2047            9,000          9,000           9,005         8,570
                      5.55%            N/A              Apr-2021           12,006         11,461          11,463        11,135
                      5.55%          5.55%              Jan-2047           12,809         12,809          12,811        12,234
                      5.73%          5.73%              Aug-2047            5,575          5,575           5,579         5,448
                      5.95%          5.95%              Mar-2044            4,400          4,348           4,363         4,340
                      6.15%          6.15%              Mar-2045            1,600          1,590           1,597         1,615
                      6.20%          6.20%     Dec-2047-Mar-2047            8,099          1,820           1,843         1,891
-------------------------------------------------------------------------------------------------------------------------------
                                                                           53,489         46,603          46,661        45,233
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
    Total Other Multifamily Investments and Commitments                 $ 120,071      $ 101,303       $ 101,426      $ 99,740
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
             Total Long-Term Investments                                             $ 3,461,291     $ 3,498,879   $ 3,453,521
===============================================================================================================================

Schedule of Portfolio Investments

March 31, 2006  (Dollars in thousands; unaudited)

Short-term Investments (1.7% of net assets)

Description                       Maturity Date  Interest Rate(8)      Face Amount      Amortized Cost       Value
---------------------------------------------------------------------------------------------------------------------
Short-term - Cash Equivalents(9)
Repurchase Agreement
Amalgamated Bank(10)              April 7, (2006)     4.40%              $ 2,000            $ 2,000          $ 2,000
---------------------------------------------------------------------------------------------------------------------
                                                                           2,000              2,000            2,000
---------------------------------------------------------------------------------------------------------------------

Commercial Paper
Cargill Inc                        April 3, 2006      4.80%               10,000              9,997            9,997
UBS Americas Inc                   April 3, 2006      4.83%               20,000             19,995           19,995
GW University                      April 3, 2006      4.68%                8,224              8,224            8,224
Merrill Lynch                      April 4, 2006      4.77%               20,000             19,992           19,992
---------------------------------------------------------------------------------------------------------------------
                                                                          58,224             58,208           58,208
---------------------------------------------------------------------------------------------------------------------

Certificate of Deposit
Shore Bank - Pacific               April 2, 2006      3.31%                  100                100              100
---------------------------------------------------------------------------------------------------------------------
                                                                             100                100              100
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Total Short-Term Investments                                            $ 60,324           $ 60,308         $ 60,308
=====================================================================================================================

---------------------------------------------------------------------------------------------------------------------
Total Investments                                                    $ 3,521,615        $ 3,559,187       $3,513,829
=====================================================================================================================

Schedule of Portfolio Investments

March 31, 2006 (Dollars in thousands; unaudited)

Footnotes

(1) Multifamily MBS securities and forward commitments are valued by the fair value procedures adopted by the Trust's Board of Trustees.

(2) Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless HUD requires that such rates be charged earlier.

(3)   Tax-exempt bonds collateralized by Ginnie Mae Securities.

(4) During construction, this investment is a 100% participation interest in a construction loan enhanced by a letter of credit issued by PNC Bank, N.A. in favor of the Trust. The interest rate during construction is a floating rate equal to LIBOR plus 150 basis points for the related monthly period up to a maximum rate of 5.80%. At stabilization, the Trust will take delivery of a Fannie Mae MBS with an interest rate of 5.80% and a term of ten years.

(5) Represents to be announced ("TBA") securities, securities the Trust agreed to sell for which the specific securities have not yet been identified.

(6) During construction, this investment is a mortgage credit enhanced by a letter of credit issued in favor of the Trust. The interest rate during construction is a floating rate equal to LIBOR plus one hundred and fifty basis points for the related monthly period up to a maximum rate of 5.30%. At the completion of construction, the Trust will take delivery of a Government Sponsored Enterprise MBS with an interest rate of 5.54% and a term of ten years.

(7)   Loan insured by Ambac Assurance Corporation.

(8) Interest rate is yield calculated based on purchase price of discount note.

(9)   Short-term investments with remaining maturities of sixty days or less.

(10) This instrument was purchased in March 2006. The Trust will receive $2,007,233 upon maturity. The underlying collateral for the repurchase agreement is a Ginnie Mae security with a market value of $2,081,301.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS; unaudited
As of March 31, 2006 (Dollars in thousands)

The accompanying notes are an integral part of this Schedule of Portfolio Investments.

Note 1. Summary of Significant Accounting Policies For Schedule of Portfolio Investments

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (the Trust) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940 as a no-load, open-end investment company. The Trust has obtained certain exemptions from the requirements of the Investment Company Act of 1940 that are described in the Trust's Statement of Additional Information and Prospectus.

Participation in the Trust is limited to eligible labor organizations and pension, welfare and retirement plans that have beneficiaries who are represented by labor organizations.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

Investment Valuation

Net asset value per share (NAV calculation) is calculated as of the close of business of the major bond markets in New York City on the last business day of the month.

Portfolio securities for which market quotations are readily available (single family mortgage-backed securities, Government Sponsored Enterprise notes, and United States Treasury securities) are valued by an independent pricing service, published prices, market quotes and dealer bids.

Portfolio investments for which market quotations are not readily available (multifamily mortgage-backed securities investments, mortgage securities and construction mortgage securities) are valued at their fair value determined in good faith under consistently applied procedures adopted by the Board of Trustees using dealer bids and discounted cash flow models. The respective cash flow models use market-based discount and prepayment rates developed for each investment category. The market-based discount rate is composed of a risk-free yield (i.e., a U.S. Treasury Note) adjusted for an appropriate risk premium. The risk premium reflects actual premiums in the market place over the yield on U.S. Treasury securities of comparable risk and maturity to the security being valued as adjusted for other market considerations. On investments for which the Trust finances the construction and permanent securities or participation interests, value is determined based upon the total amount, funded and/or unfunded, of the commitment. The Trust has retained an independent firm to determine the fair market value of such securities. In accordance with the procedures adopted by the Board, the monthly third-party valuation is reviewed by the Trust staff to determine whether valuation adjustments are appropriate based on any material impairments in value arising from specific facts and circumstances of the investment (e.g., mortgage defaults). All such adjustments must be reviewed and approved by the independent valuation firm prior to incorporation in the NAV. In February 2006, the Trust amended its Declaration of Trust to permit investment, up to certain limits, in Commercial Mortgage Backed Securities ("CMBS"). The Trust is currently valuing CMBS based on dealer quotes obtained by the Trust and verified against pricing obtained from its independent pricing service.

Short-term investments with remaining maturities of sixty days or less are valued on the basis of amortized cost, which approximates fair value. Cash and cash equivalents include overnight money market funds which are also carried at cost.

Federal Income Taxes

The Trust's cost for Federal tax purposes approximates book cost. As of March 31, 2006, the amortized cost of investments for federal income tax purposes was $3,559,187. Net realized and unrealized losses aggregated to $58,011 as of March 31, 2006, of which $2,775 related to net realized losses on depreciated investments and $55,236 related to unrealized losses on depreciated investments.

Item 2. Controls and Procedures.

      (a) The Trust's Chief Executive Officer (the principal executive officer) and Chief Financial Officer (the principal financial officer) have concluded that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)), are effective to ensure that material information relating to the Trust is made known to them by appropriate persons, based on their evaluation of such controls and procedures within 90 days of the filing of this report.

      (b) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Trust's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the AFL-CIO Housing Investment Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AFL-CIO HOUSING INVESTMENT TRUST


By: /s/ Stephen Coyle
   ------------------------------------
   Name: Stephen Coyle
   Title: Chief Executive Officer

Date: May 30, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the AFL-CIO Housing Investment Trust and in the capacities and on the dates indicated.


/s/ Stephen Coyle
--------------------------------------
Stephen Coyle
Chief Executive Officer
(Principal Executive Officer)
Date: May 30, 2006


/s/ Erica Khatchadourian
--------------------------------------
Erica Khatchadourian
Chief Financial Officer
(Principal Financial Officer)
Date: May 30, 2006